PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 29, 2012
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

We sponsor a number of defined benefit plans covering eligible employees in the U.S. and certain other countries. Benefits payable to employees are based primarily on years of service and their compensation during their employment with us. While we have not expressed any intent to terminate these plans, we may do so at any time, subject to applicable laws and regulations.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, local laws and regulations. We have not incurred significant costs related to termination indemnity arrangements, and therefore, no related costs are included in the disclosures below.

        Effective December 31, 2011, benefits under our U.K. defined benefit plan were frozen. Benefits under this plan stopped accruing; however, benefits accrued through December 31, 2011 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the plan. We did not incur curtailment loss in connection with the freezing of benefits under this plan.

        Effective December 31, 2010, benefits under three of our U.S. defined benefit plans — the Avery Dennison Pension Plan ("ADPP"), the Benefit Restoration Plan ("BRP"), and the Supplemental Executive Retirement Plan ("SERP") — were frozen. Benefits under these plans stopped accruing; however, benefits accrued through December 31, 2010 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the respective plans. As a result of freezing ADPP and BRP benefits, we recognized a curtailment loss of $2.4 million in 2010, recorded in "Other expense, net" in the Consolidated Statements of Income. No curtailment gain or loss was recognized from freezing the SERP, as future service continues to impact the plan's benefits and the determination of the value is not known until the participants retire. In connection with the freezing of SERP benefits, we granted an aggregate of approximately .2 million of stock options to the active SERP participants, which resulted in approximately $2.2 million of pretax stock-based compensation expense in the fourth quarter of 2010. This expense reflected the immediate recognition of compensation cost associated with those stock options granted to certain employees who were retirement eligible under our stock option and incentive plan.

SHARE Plan

Employees who participated in the ADPP between December 1, 1986 and November 30, 1997, may also have a benefit under our Stock Holding and Retirement Enhancement Plan ("SHARE Plan"), a defined contribution plan. ADPP is a floor offset plan that coordinates the amount of projected benefit obligation to an eligible participant with the SHARE Plan. The total benefit payable to an eligible participant equals the greater of the value of the participant's benefit from the ADPP or the value of the participant's SHARE Plan account. Lower than expected asset returns on the participant balances in the SHARE Plan may increase the projected benefit obligation under the ADPP.

Plan Assets

During 2012, we transitioned the investment management of the ADPP assets to a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that is split into two sub-portfolios: a growth portfolio and a liability hedging portfolio. The growth portfolio consists primarily of equity and high-yield fixed income securities. The liability hedging portfolio consists primarily of investment grade fixed income securities and cash, and is intended, over time, to more closely match the liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation by increasing the allocation to the liability hedging portfolio. The current allocation is 65% in the growth portfolio and 35% in the liability hedging portfolio, subject to periodic fluctuations due to market movements. The plan assets are diversified across asset classes, striving to balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to fund benefit payments.

        Assets of our international plans are invested in accordance with local accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 41% in equity securities, 45% in fixed income securities and cash, and 14% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

The following is a description of the valuation methodologies used for assets measured at fair value:

        Cash is valued at nominal value. Money market funds are valued at net asset value ("NAV"). Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year-end. Pooled funds, which include real estate pooled funds and multi-asset common trust funds, are comprised of shares or units in funds that are not publicly traded and are valued at net unit value, as determined by the fund's trustees based on the underlying securities in the trust. Equities are valued at the closing price reported on the active market on which the individual securities are traded. Real estate investment trusts are valued based on quoted prices in active markets. Debt securities consist primarily of treasury securities and corporate bonds, which are valued using bid prices; observable market inputs to determine these prices include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids and offers. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

        The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$8.0	$8.0	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	216.1	–	216.1	–

Total liability hedging portfolio	216.1	–	216.1	–

Growth portfolio (1)
Pooled funds – Global equities	65.2	–	65.2	–
Pooled funds – Global real estate investment trusts	43.3	–	43.3	–
Pooled funds – High yield bonds	63.7	–	63.7	–
Pooled funds – International	97.5	–	97.5	–
Pooled funds – U.S. equities	154.5	–	154.5	–

Total growth portfolio	424.2	–	424.2	–

Total U.S. plan assets at fair value	$648.3	$8.0	$640.3	$–

Other assets (2)	.2

Total U.S. plan assets	$648.5

(1) "Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global" includes U.S. equity securities.

(2) Included accrued recoverable taxes at year-end 2012.

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$6.2	$6.2	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	239.0	–	239.0	–
Pooled funds – Global bonds	9.0	–	9.0	–

Total fixed income securities	248.3	.3	248.0	–

Equity securities
Pooled funds – Asia Pacific region	12.7	–	12.7	–
Pooled funds – Emerging markets	18.5	–	18.5	–
Pooled funds – European region	46.3	–	46.3	–
Pooled funds – Global	81.5	–	81.5	–
Pooled funds – Real estate investment trusts	28.9	–	28.9	–
Pooled funds – U.S.	10.6	–	10.6	–

Total equity securities	198.5	–	198.5	–

Other investments
Pooled funds – Other	33.8	–	33.8	–
Insurance contracts	27.8	–	–	27.8

Total other investments	61.6	–	33.8	27.8

Total international plan assets at fair value	$514.6	$6.5	$480.3	$27.8

Other assets	.4

Total international plan assets	$515.0

        The following table presents a reconciliation of Level 3 assets held during the year ended December 29, 2012:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 31, 2011	$26.5
Net realized and unrealized gain	.5
Purchases	2.0
Settlements	(1.7)
Impact of changes in foreign currency exchange rates	.5

Balance at December 29, 2012	$27.8

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds – U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–

Total fixed income securities	211.7	94.9	116.8	–

Equity securities
Equities – U.S. growth	33.7	33.7	–	–
Equities – U.S. value	80.8	80.8	–	–
Equities – International	16.7	16.7	–	–
Mutual fund – International	11.2	11.2	–	–
Pooled funds – U.S. equities	192.3	–	192.3	–
Pooled funds – International	13.8	–	13.8	–

Total equity securities	348.5	142.4	206.1	–

Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–

Other payables (1)	(9.1)

Total U.S. plan assets	$551.2

(1) Included accrued receivables and pending broker settlements at year-end 2011.

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	211.9	–	211.9	–
Pooled funds – Global bonds	8.4	–	8.4	–

Total fixed income securities	220.6	.3	220.3	–

Equity securities
Pooled funds – Asia Pacific region	10.4	–	10.4	–
Pooled funds – Emerging markets	14.7	–	14.7	–
Pooled funds – European region	42.2	–	42.2	–
Pooled funds – Global	55.7	–	55.7	–
Pooled funds – Real estate investment trusts	20.5	–	20.5	–
Pooled funds – U.S.	9.9	–	9.9	–

Total equity securities	153.4	–	153.4	–

Other investments
Pooled funds – Other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5

Total other investments	55.2	–	28.7	26.5

Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5

Other assets (1)	.4

Total international plan assets	$441.3

(1) Included accrued receivables and pending broker settlements at year-end 2011.

        The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–

Balance at December 31, 2011	$26.5

Postretirement Health Benefits

We provide postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement, and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

        In November 2011, we made certain changes to our U.S. postretirement health benefit plan. As a result of these changes, we will no longer subsidize retiree medical premiums for eligible participants who retire after December 31, 2013. In addition, beginning January 1, 2012, retiree medical premiums for eligible participants who retired on or after January 1, 2007 were based on the claims expense of the retiree group, resulting in a higher premium rate for retirees and lower claims expense for us.

Plan Assumptions

Discount Rate

In consultation with our actuaries, we annually review and determine the discount rates to be used in connection with our postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to our plans.

Long-term Return on Assets

We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into consideration that assets with higher volatility typically generate a greater return over the long run. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed to check for reasonability and appropriateness.

Healthcare Cost Trend Rate

Our practice is to fund the cost of postretirement benefits from operating cash flows. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2013. This rate is expected to decrease to approximately 5% by 2018.

        A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Balance Sheet Reconciliations

The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss, for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7
Service cost	.3	9.0	.3	11.6	–	1.3
Interest cost	40.3	24.5	40.2	26.8	.4	1.7
Participant contribution	–	4.1	–	4.7	1.2	1.2
Amendments (1)	–	–	–	–	–	(34.1)
Actuarial loss	131.5	50.5	88.5	17.0	1.7	7.0
Plan transfer (2)	2.0	.1	2.0	–	–	–
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension curtailment	–	–	–	(2.8)	–	–
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	12.2	–	(9.2)	–	–
Transfer of obligations to held for sale	–	–	–	(11.6)	–	–

Projected benefit obligation at end of year	$963.7	$597.6	$835.8	$519.5	$12.0	$12.4

Accumulated benefit obligation at end of year	$961.4	$559.0	$834.2	$487.0

(1) Amendments to the U.S. postretirement plan to change premium subsidy and retiree eligibility.

(2) Plan transfer for the U.S. represented a transfer from our savings plan.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$551.2	$441.3	$540.0	$426.6	$–	$–
Actual return on plan assets	83.9	62.7	.7	19.7	–	–
Plan transfer (1)	2.0	–	2.0	–	–	–
Employer contribution	57.6	19.4	48.5	21.8	2.5	2.2
Participant contribution	–	4.1	–	4.7	1.2	1.2
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	9.8	–	(8.2)	–	–
Transfer of assets to held for sale	–	–	–	(1.6)	–	–

Plan assets at end of year	$648.5	$515.0	$551.2	$441.3	$–	$–

(1) Plan transfer for the U.S. represented a transfer from our savings plan.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Non-current assets	$–	$38.3	$–	$35.6	$–	$–
Current liabilities	(3.9)	(2.1)	(3.7)	(2.6)	(2.7)	(2.9)
Non-current liabilities	(311.3)	(118.9)	(280.9)	(111.2)	(9.3)	(9.5)

Plan assets less than benefit obligations	$(315.2)	$(82.7)	$(284.6)	$(78.2)	$(12.0)	$(12.4)

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used for determining year-end obligations
Discount rate	4.00%	3.94%	4.75%	4.80%	5.50%	5.24%	2.85%	3.75%	5.25%
Rate of increase in future compensation levels	–	2.24	–	2.79	–	2.95	–	–	–

        The amount in non-current pension assets represents the net assets of our overfunded plans, which consist of a few international plans. The amounts in current and non-current pension liabilities represent the net obligation of our underfunded plans, which consist of all U.S. and several international plans.

        For U.S. and international plans combined, the projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.27 billion and $829.2 million, respectively, at year-end 2012 and $1.11 billion and $713.8 million, respectively, at year-end 2011.

        For U.S. and international plans combined, the accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.24 billion and $816.5 million, respectively, at year-end 2012 and $1.09 billion and $703.2 million, respectively, at year-end 2011.

Accumulated Other Comprehensive Loss

The following table sets forth the pretax amounts, including that of discontinued operations, recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$558.8	$131.4	$480.2	$118.4	$29.9	$31.0
Prior service cost (credit)	1.5	2.9	1.8	3.3	(43.3)	(48.2)
Net transition obligation (assets)	–	.4	–	(.1)	–	–

Net amount recognized in accumulated other comprehensive loss (income)	$560.3	$134.7	$482.0	$121.6	$(13.4)	$(17.2)

        The following table sets forth the pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$93.5	$16.4	$133.6	$18.1	$15.9	$30.1	$1.7	$7.0	$1.9
Prior service cost (credit)	–	–	–	–	.8	.2	–	(34.1)	–

Net amount recognized in other comprehensive loss (income)	$93.5	$16.4	$133.6	$18.1	$16.7	$30.3	$1.7	$(27.1)	$1.9

Plan Income Statement Reconciliations

The following table sets forth the components of net periodic benefit cost, recorded in income from continuing operations, for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.3	$9.1	$.3	$10.5	$19.1	$8.6	$–	$1.3	$1.2
Interest cost	40.3	24.5	40.2	26.3	32.2	23.8	.5	1.7	1.6
Expected return on plan assets	(45.9)	(22.1)	(45.7)	(24.9)	(38.9)	(25.7)	–	–	–
Recognized net actuarial loss	14.3	3.1	8.5	4.0	16.2	2.3	2.7	1.9	1.3
Amortization of prior service cost	.4	.4	.4	.4	.6	.4	(4.8)	(2.5)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.5)	–	–	–
Recognized (gain) loss on curtailment	–	–	–	(.2)	2.4	(.9)	–	–	–
Recognized loss (gain) on settlement (1)	.6	–	–	(.1)	–	.4	–	–	–

Net periodic benefit cost	$10.0	$14.5	$3.7	$15.5	$31.6	$8.4	$(1.6)	$2.4	$2.5

(1) Represented settlement events in the U.S. in 2012, and Belgium and Korea in 2010.

        The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits							U.S. Postretirement Health Benefits
	2012		2011		2010			2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.		Int'l

Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	(1)	5.72%	3.75%	5.25%	5.50%
Expected long-term rate of return on plan assets	8.00	4.95	8.00	5.48	8.75		6.23	–	–	–
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59		2.99	–	–	–

(1) The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the freezing of benefits under those plans effective December 31, 2010.

Plan Contributions

We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. In 2013, we expect to contribute approximately $43 million to our U.S. pension plans. We also expect to contribute approximately $17 million to our international pension plans, bringing our total expected contribution to our U.S. and international pension plans to approximately $60 million. This amount excludes any additional contributions we may make using the net proceeds from the sale of the OCP and DES businesses.

        We also expect to contribute approximately $3 million to our postretirement benefit plan in 2013.

Future Benefit Payments

Anticipated future benefit payments, which reflect expected service periods for eligible participants, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

2013	$44.3	$20.6	$2.8
2014	45.7	20.9	2.2
2015	46.9	22.0	1.6
2016	48.5	23.0	1.1
2017	50.1	24.0	.9
2018 – 2022	285.3	139.0	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

Our estimates of fiscal year 2013 amortization of amounts, including that of discontinued operations, included in "Accumulated other comprehensive loss" are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

Net actuarial loss	$19.2	$6.4	$2.7
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset (obligation)	–	(.1)	–

Net amount to be recognized	$19.6	$6.7	$(2.1)

Defined Contribution Plans

We sponsor various defined contribution plans worldwide, with the largest plan being the Avery Dennison Corporation Savings Plan ("Savings Plan"), a 401(k) plan covering our U.S. employees. Employees hired after December 31, 2008, who were no longer eligible to participate in our defined benefit pension plans and early retiree medical plan, received an enhanced employer matching contribution in the Savings Plan through December 31, 2010. Effective January 1, 2011, we increased and made uniform our matching contribution for all participants in the Savings Plan in connection with the freezing of benefits under the ADPP and BRP effective December 31, 2010.

        We recognized expense from continuing operations of $22 million, $21.6 million, and $10.2 million in 2012, 2011, and 2010, respectively, related to our contributions and match of participant contributions to the Savings Plan. Prior to the termination of the Employee Stock Benefit Trust ("ESBT") on July 21, 2011, shares of our common stock held in the ESBT were used to fund these contributions. Subsequent to the termination of the ESBT, these contributions have been funded using shares of our common stock held in treasury.

Other Retirement Plans

We have deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earn specified and variable rates of return. As of year-end 2012 and 2011, we had accrued $128.3 million and $130.9 million, respectively, for our obligations under these plans. These obligations are funded by corporate-owned life insurance contracts and standby letters of credit. As of year-end 2012 and 2011, these obligations were secured by standby letters of credit of $16 million. Proceeds from the insurance policies are payable to us upon the death of covered participants. The cash surrender value of these policies, net of outstanding loans, included in "Other assets" in the Consolidated Balance Sheet, was $187.4 million and $186.1 million at year-end 2012 and 2011, respectively.

        Our deferred compensation (gain) expense was $7.4 million, $(4.0) million, and $4.4 million for 2012, 2011, and 2010, respectively. A portion of the interest on certain of our contributions may be forfeited by participants if their employment is terminated before age 55 other than by reason of death or disability.

        We maintain a Directors Deferred Equity Compensation Plan for our non-employee directors, which allows them to elect to receive their cash compensation (consisting of annual retainers and per-meeting fees) in deferred stock units ("DSUs") issued under our stock option and incentive plan. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs. A director's DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .1 million DSUs were outstanding, with an aggregate value of $3.1 million and $2 million as of year-end 2012 and 2011, respectively.